Report Of The Directors Financial Review Risk Report - HSBC Holdings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Disclosure of offsetting of financial assets [line items]
Amounts offset	$ (110,425)	$ (106,555)
HSBC Holdings
Disclosure of offsetting of financial assets [line items]
Percentage of credit risk exposure being neither past due nor impaired	100.00%	100.00%
HSBC Holdings | Derivatives
Disclosure of offsetting of financial assets [line items]
Amounts offset	$ 2,100	$ 1,800